FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Details 1)	3 Months Ended
Jun. 30, 2022
LICENSE AGREEMENT
Risk-free interest rate	2.80%
Dividend yield	0.00%
Expected life in years	9 months
Expected volatility	129.00%